Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Compensation Plans

15. Compensation Plans

The Company provides stock-based and equity-based compensation in the form of (a) restricted stock awards and restricted stock units to certain employees (the “Restricted Stock”), (b) stock option awards, unrestricted stock awards and stock appreciation rights to employees, directors and consultants under various plans (the “Common Stock Options”), and (c) common stock warrants, referred to as the ABG Warrants and Publisher Partner Warrants (collectively the “Warrants”) as referenced in the below table.

Stock-based compensation and equity-based expense charged to operations or capitalized are summarized as follows:

	Three Months Ended September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$197	$1,007	$1	$1,205
Selling and marketing	65	342	-	407
General and administrative	1,611	882	257	2,750
Total costs charged to operations	1,873	2,231	258	4,362
Capitalized platform development	-	237	-	237
Total stock-based compensation	$1,873	$2,468	$258	$4,599

	Three Months Ended September 30, 2022
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$901	$1,871	$-	$2,772
Selling and marketing	61	749	-	810
General and administrative	2,439	2,039	251	4,729
Total costs charged to operations	3,401	4,659	251	8,311
Capitalized platform development	-	404	-	404
Total stock-based compensation	$3,401	$5,063	$251	$8,715

	Nine Months Ended September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$1,655	$3,388	$7	$5,050
Selling and marketing	193	1,082	-	1,275
General and administrative	6,298	3,602	753	10,653
Total costs charged to operations	8,146	8,072	760	16,978
Capitalized platform development	-	785	-	785
Total stock-based compensation	$8,146	$8,857	$760	$17,763

	Nine Months Ended September 30, 2022
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$2,800	$4,802	$-	$7,602
Selling and marketing	207	1,942	-	2,149
General and administrative	7,083	6,697	1,246	15,026
Total costs charged to operations	10,090	13,441	1,246	24,777
Capitalized platform development	-	1,529	-	1,529
Total stock-based compensation	$10,090	$14,970	$1,246	$26,306

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of September 30, 2023 were as follows:

	As of September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Unrecognized compensation expense	$5,123	$7,592	$257	$12,972
Weighted average period expected to be recognized (in years)	1.19	1.19	0.46	2.84

Modification of Awards – On February 28, 2023, the Company modified certain equity awards as a result of the resignation of a senior executive employee where 38,026 restricted stock units with time-based vesting that were unvested were vested and 21,117 options for shares of the Company’s common stock with time-based vesting that were unvested were vested, each subject to compliance with applicable securities laws and certain other provisions. In connection with the modification of these equity awards, the Company agreed to purchase a total of 45,632 options of shares of the Company’s common stock (including previously vested options of shares of the Company’s common stock of 24,515) as of the resignation date of the employee at a price of $10.29 per share, reduced by the exercise price and required tax withholdings, subject to certain conditions. The modification of the equity awards resulted in the unamortized costs being recognized at the modification date. The cash price of $10.29 per option less the strike price of $8.82 per option resulted in incremental cost of $68 being recognized at the modification date. The modification resulted in liability classification of the equity awards, with $68 paid during the nine months ended September 30, 2023.

On June 30, 2023, the Company modified certain equity awards upon the resignation of a senior executive employee pursuant to which unvested restricted stock units for 42,635 shares of the Company’s common stock vested, and unvested options for 29,701 shares of the Company’s common stock vested with the exercise period extended for the 10-year contractual term of the options from the grant date of the award. In connection with the termination, the unamortized costs of the awards of $773 was recognized at the termination date and $284 of incremental cost was recognized as a result of the option award modification upon termination of the senior executive.

Publisher Partner Warrants – On March 13, 2023, the Company issued 9,800 warrants for shares of the Company’s common stock (3,000 warrants were issued with an effective date of November 3, 2022 and an exercise price of $10.56 and 6,800 warrants were issued with an effective date of March 13, 2023 and an exercise price of $5.30) under the warrant incentive plan approved on November 2, 2022, referred to as the New Publisher Partner Warrants (or the “Publisher Partner Warrants”), with the following terms: (i) one-third of the warrants will become exercisable and vest on the one-year anniversary of the issuance; (ii) the remaining warrants will become exercisable and vest in a series of twenty-four (24) successive equal monthly installments following the first anniversary of the issuance; and (iii) a five-year term. The issuance of the New Publisher Partner Warrants is administered by management and approved by the Board.

Amendment to Stock Compensation Plan – On April 16, 2023 the Board approved an increase to the number of shares of the Company’s common stock reserved for issuance under the 2022 Stock and Incentive Compensation Plan from 1,800,000 shares to 3,600,000 shares, which was subsequently approved by the Company’s stockholders on June 1, 2023.

26. Pension Plans

The Company has a qualified 401(k) defined contribution plan that allows eligible employees of the Company to participate in the plan, subject to limitations. The plan allows for discretionary matching contributions by the Company, up to 4% of eligible annual compensation made by participants of the plan. The Company contributions to the plan were $1,138 and $1,347 for the years ended December 31, 2022 and 2021, respectively.